UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $172,167 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     7599   109195 SH       Sole                        0        0   109195
AGILENT TECHNOLOGIES INC       COM              00846U101     5329   149940 SH       Sole                        0        0   149940
AMERICAN INTL GROUP INC        COM              026874107     4595   173674 SH       Sole                        0        0   173674
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      278     7750 SH       Sole                        0        0     7750
ANHEUSER BUSCH COS INC         COM              035229103     4426    71245 SH       Sole                        0        0    71245
AUTOMATIC DATA PROCESSING IN   COM              053015103     4567   109000 SH       Sole                        0        0   109000
BANK OF AMERICA CORPORATION    COM              060505104     5574   233517 SH       Sole                        0        0   233517
BECTON DICKINSON & CO          COM              075887109     5571    68530 SH       Sole                        0        0    68530
BOEING CO                      COM              097023105     4922    74895 SH       Sole                        0        0    74895
CHEVRON CORP NEW               COM              166764100     6867    69268 SH       Sole                        0        0    69268
CISCO SYS INC                  COM              17275R102     6614   284343 SH       Sole                        0        0   284343
COCA COLA CO                   COM              191216100      326     6266 SH       Sole                        0        0     6266
COMCAST CORP NEW               CL A SPL         20030N200     8182   436127 SH       Sole                        0        0   436127
DU PONT E I DE NEMOURS & CO    COM              263534109     8195   191081 SH       Sole                        0        0   191081
EDUCATION RLTY TR INC          COM              28140H104      316    27100 SH       Sole                        0        0    27100
EOG RES INC                    COM              26875P101     7730    58915 SH       Sole                        0        0    58915
EXXON MOBIL CORP               COM              30231G102     7199    81689 SH       Sole                        0        0    81689
FEDEX CORP                     COM              31428X106     7731    98118 SH       Sole                        0        0    98118
GENERAL ELECTRIC CO            COM              369604103     8795   329511 SH       Sole                        0        0   329511
GOODRICH PETE CORP             COM NEW          382410405      303     3650 SH       Sole                        0        0     3650
HOME DEPOT INC                 COM              437076102      495    21115 SH       Sole                        0        0    21115
HONEYWELL INTL INC             COM              438516106     7272   144625 SH       Sole                        0        0   144625
INTERNATIONAL BUSINESS MACHS   COM              459200101      268     2264 SH       Sole                        0        0     2264
JOHNSON & JOHNSON              COM              478160104     9860   153251 SH       Sole                        0        0   153251
JP MORGAN CHASE & CO           COM              46625H100     7770   226463 SH       Sole                        0        0   226463
KEYCORP NEW                    COM              493267108      525    47824 SH       Sole                        0        0    47824
MICROSOFT CORP                 COM              594918104     7749   281680 SH       Sole                        0        0   281680
PFIZER INC                     COM              717081103      201    11506 SH       Sole                        0        0    11506
ROCKWELL COLLINS INC           COM              774341101     4915   102480 SH       Sole                        0        0   102480
TEXAS INSTRS INC               COM              882508104     5456   193745 SH       Sole                        0        0   193745
TRANSOCEAN INC NEW             SHS              G90073100     5984    39270 SH       Sole                        0        0    39270
WAL MART STORES INC            COM              931142103     9856   175375 SH       Sole                        0        0   175375
WELLS FARGO & CO NEW           COM              949746101     6546   275630 SH       Sole                        0        0   275630
XM SATELLITE RADIO HLDGS INC   CL A             983759101      151    19300 SH       Sole                        0        0    19300